MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
MESSAGE FROM THE CHAIRMAN AND PRESIDENT
APRIL 30, 1999
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

On behalf of all the associates at Mentor Investment Group, we would like to take this opportunity to thank you for your investment in the Mentor Family of Funds. This Semi-Annual Report reaffirms our commitment to our shareholders and details the financial performance of these investments for the period ended April 30, 1999.


Founded in 1970, Mentor Investment Group is an investment advisory firm with more than $16 billion under management. We pride ourselves on a strong heritage of providing quality service and a variety of investment choices that help meet our shareholders' financial objectives by offering mutual funds and separately-invested portfolios.


In the commentary that follows, Mentor's investment team presents an insightful perspective on the markets and strategies that shaped their investment decisions for the past semi-annual period. Our investment teams operate with these priorities:


FOCUS -- In most money management companies, each investment manager has multiple responsibilities. At Mentor, our investment managers are singularly focused on enhancing the value of the portfolios. This means that you can be assured of a consistent, proven approach to developing a winning financial strategy.


OPPORTUNITIES -- By offering multiple management styles, portfolio diversification is simplified. Mentor gives investors the tools for long-term investment success through diversification and accommodation of changing investment needs.


SERVICE -- To help serve our shareholders, Mentor has a fully dedicated Investor Relations Center. Our Relationship Coordinators are professionally trained and licensed to serve clients' needs.


TECHNOLOGY -- Abreast of the most advanced technology and using the latest analytical tools, our investment managers have the ability to survey the financial markets and make informed decisions about where the best place is to invest.


We at Mentor appreciate the opportunity to be a partner in the management of your financial assets. Mentor Investment Group provides diversified investment styles and services to over one million shareholders. We serve individuals, corporations, endowments, foundations, public funds, and municipalities. To learn more about Mentor, please contact your consultant or us at (800) 382-0016.


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MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
MESSAGE FROM THE CHAIRMAN AND PRESIDENT
APRIL 30, 1999 (CONTINUED)
--------------------------------------------------------------------------------

We look forward to making the Mentor formula work for you, and to a mutually beneficial relationship.


Sincerely,





/S/ Daniel J. Ludeman                          /s/ Paul F. Costello
----------------------                         ----------------------
Daniel J. Ludeman                              Paul F. Costello
CHAIRMAN                                       PRESIDENT



                           [MENTOR INVESTMENT LOGO]





                              THE MENTOR MISSION

                      To provide professional investment
                      management services through a firm
                     that is second to none in the quality
                   of its investment process, the skill and
                    training of its professionals, and the
                         commitment, shared by all its
                   associates, to deliver the highest level
                      of service and ethical behavior to
                                    clients.

FOR MORE INFORMATION AND A PROSPECTUS FOR THE FUNDS, PLEASE CALL US,
(800)382-0016, OR CONTACT YOUR CONSULTANT. THE PROSPECTUS CONTAINS COMPLETE INFORMATION ABOUT FEES, SALES CHARGES, AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
MANAGERS' COMMENTARY: THE GLOBAL/INTERNATIONAL MANAGEMENT TEAM
APRIL 30, 1999
--------------------------------------------------------------------------------

MARKET REVIEW


UK
During the six-month period ended April 30, we initiated a process of judiciously building exposure to the mid- and small-cap sectors of the U.K. market. This strategy was aimed at taking advantage of the substantial valuation disparities existing between large companies and much of the rest of the market. During the fourth quarter of 1998 we also began a process of selective investment in cyclical stocks. Considerations such as wage growth, employment outlook, and greatly reduced home ownership costs suggested to us that the gloom surrounding many consumer cyclical stocks had been overdone. We also continued to build an exposure to selected commodity-related and economically sensitive stocks with international activities. At period-end, we maintained our relatively positive view of the domestic consumer market, causing us to add selectively to property, house construction, and building materials companies.


During the six-month period we reduced our exposure to telecom stocks, feeling that stock valuations did not fully reflect the likely negative impact on future earnings of increasingly aggressive price competition. We also profitably disposed of the Portfolio's major pharmaceutical holdings, taking advantage of what we perceived as overly generous valuations.



EUROPE
Investments in Europe continue to focus on the peripheral states, such as Ireland, Portugal and Spain, where low interest rates are supporting already buoyant economies. During the first quarter of 1999, we began a shift towards commodity-related and more cyclical stocks, in line with our view that the global economic outlook is improving more rapidly than anticipated. Recently this move on our part has begun to be echoed by European equity markets. We continue to maintain an underweight position in telecommunication stocks, which hurt our performance early in the year but has helped us more recently.



JAPAN
In Japan, early indicators of economic recovery were beginning to appear in the

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
MANAGERS' COMMENTARY: THE GLOBAL/INTERNATIONAL MANAGEMENT TEAM
APRIL 30, 1999 (CONTINUED)
--------------------------------------------------------------------------------

final quarter of 1998. There were also very encouraging signs of genuine corporate restructuring that offered the prospect of significantly improved earnings in the years to come. We began to increase the exposure of the Portfolio to Japan during the last quarter of 1998, building to its present significantly overweight position. The Portfolio benefited from both the Japanese equity market's strong rally and our holdings' outperformance within that market.


ASIA
In Asia, the perception increasingly took hold that the worst of the regions' difficulties were behind it, with interest rates declining, debt service costs falling, the regional consumer beginning to spend again, and exports to the rest of the world starting to pick up. Worries over possible devaluation of the Chinese renminbi were increasingly replaced by optimism over possible membership in the World Trade Organization. We began the period under review slightly overweight in this region, and maintained this weighting as the regions' markets picked up.


LATIN AMERICA
In Brazil the economic outlook has improved. The IMF released a further $9 billion in aid, part of which can be used for foreign exchange intervention, and Congress passed a key element of the fiscal reform package. Better than expected figures for inflation have enabled the Central Bank to cut rates more quickly than expected. Each of these developments was positively received by the market. The privatization program is set to continue with further issues in the next few months. In short, the market has come a long way since the real's devaluation in January. We have consequently adopted a slightly overweight position in Brazil.



MANAGEMENT STRATEGY
The principal asset allocation shift during the six months ended April 30, 1999 was to modestly reduce the Portfolio's exposure to Europe and the UK, and increase its weighting in Japan. This increased weighting to Japan positioned the Portfolio to benefit from the combination of a strong rally in the Japanese equity market and a firm yen during the first quarter of 1999.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
MANAGERS' COMMENTARY: THE GLOBAL/INTERNATIONAL MANAGEMENT TEAM
APRIL 30, 1999  (CONTINUED)
--------------------------------------------------------------------------------

Additionally, our Japanese stock selection, with its focus on companies likely to be able to both implement and benefit from the new found zeal for restructuring and cost cutting, further enhanced returns.



PERFORMANCE REVIEW
The performance impact of our allocation to sectors sensitive to economic cyclicality proved increasingly positive as the period progressed. For the six-month period ended April 30, 1999 the Mentor Perpetual International Portfolio A shares returned 16.58%. This compares to 15.11% for the Lipper International Funds peer group and 15.44% for our Morgan Stanley EAFE Index benchmark.



MARKET OUTLOOK
Although commodity prices, particularly those for oil, have firmed, and inflation in the U.S. and parts of Continental Europe have risen modestly, worldwide excess capacity and global competition should continue to restrain the prices of manufactured goods. The outlook for global interest rates, therefore, remains relatively positive.


In the UK, despite the continued challenge of sterling strength for manufacturers, there are increasing signs of renewed buoyancy in the domestic economy. Japan appears to be bottoming out, even if with glacial slowness. Asia is experiencing lower interest rates, falling debt service costs, a return of consumer expenditure, and a modest upturn in exports. In Europe, domestic demand remains buoyant, particularly in the periphery, and the gloom surrounding the steep decline in exports and depressed German business confidence may have been overdone. The general improvement in the outlook for the global economy has encouraged a recent shift of investment emphasis in all major equity markets towards economically cyclical and commodity-related stocks.


In the light of this assessment, and barring any unforeseen shocks to global financial markets, we remain optimistic that 1999 will continue to provide positive investment opportunities.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
APRIL 30, 1999
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

Comparison of change in value of a hypothetical $10,000 purchase in Mentor Perpetual International Portfolio Class A and Class B Shares and the Morgan Stanley Capital International EAFE Index.*


                                   [GRAPH]

                   Class A Shares+      Class B Shares++   Morgan Stanley*

12/27/96            9,500                10,000              10,000
4/30/97             9,952                10,584               9,905
10/31/97           10,403                11,048              10,217
4/30/98            12,139                12,838              11,810
10/31/98           11,175                11,354              11,234
4/30/99            13,029                13,680              12,968


          Average Annual Returns as of 4/30/99

                    1-Year         Since Inception**
Class A Shares      1.17%               11.99%
Class B Shares      2.56%               13.14%



PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Morgan Stanley Capital International EAFE Index is an unmanaged index composed of approximately 1,119 securities issued by foreign companies listed on Europe, Australia & Far East (EAFE) stock exchanges. This is a total return index with gross dividends reinvested. The performance of countries and unmanaged indexes does not reflect expenses and many do not correspond to the performance of the Portfolio, which is actively managed and incurs expenses.

 + Represents a hypothetical investment of $10,000 in Mentor Perpetual
     International Portfolio Class A Shares, after deducting the maximum sales charge of 5.75% ($10,000 investment minus $575 sales charges = $9,425). The Class A Shares' performance assumes the reinvestment of all dividends and distributions.

++ Represents a hypothetical investment of $10,000 in Mentor Perpetual
      International Portfolio Class B Shares. A contingent deferred sales charge will be imposed, if applicable, on Class B Shares at rates ranging from a maximum of 4.00% of amounts redeemed during the first year following the date of purchase to 1.00% of amounts redeemed during the six-year period following the date of purchase. Class B Shares are charged a redemption fee of 4.00% on any redemption less than one year from the purchase date. The value of the Class B Shares reflects a redemption fee in effect at the end of each of the stated periods. The Class B Shares' performance assumes the reinvestment of all dividends and distributions.

** Reflects operations on Mentor Perpetual International Portfolio Class A and
      Class B Shares from the date of initial offering on 12/27/96 through 4/30/99.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
APRIL 30, 1999
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

Comparison of change in value of a hypothetical $10,000 purchase in Mentor Perpetual International Portfolio Class E Shares and the Morgan Stanley Capital International EAFE Index.*
                                    [GRAPH]

               Class E Shares+     Morgan Stanley*
1/16/98             10,000              10,000
3/31/98             11,806              10,974
6/30/98             11,573              11,098
10/31/98            10,833              10,524
4/30/99             12,629              12,148


               Annual Return as of 4/30/99

                         1-Year         Since Inception**
Class E Shares           7.36%          19.92%



PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 + Represents a hypothetical investment of $10,000 in Mentor Perpetual
     International Portfolio Class E Shares. The Class E Shares' performance assumes the reinvestment of all dividends and distributions.
 * The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, and Far East) World Index is an unmanaged index of approximately 1,119 securities issued by companies listed on European, Australian, and Far Eastern stock exchanges. It contains no US equities and is therefore a broadly diversified proxy for international performance. This is a total return index with gross dividends reinvested. The Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. Investors cannot invest in the index. The performance of countries and unmanaged indexes does not reflect expenses and may not correspond to the performance of Mentor Perpetual International Portfolio, which is actively managed and incurs expenses.
** Reflects operations of Mentor Perpetual International Portfolio Class E
      Shares from the date of initial offering on 1/16/98 through 4/30/99.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
APRIL 30, 1999
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

Comparison of change in value of a hypothetical $10,000 purchase in Mentor Perpetual International Portfolio Class Y Shares and the Morgan Stanley Capital International EAFE Index.*

                                    [GRAPH]

                    Class Y Shares+     Morgan Stanley*
5/29/96                  10,000              10,000
10/31/96                  9,696               9,953
4/30/97                  10,627              10,124
10/31/97                 11,157              10,443
4/30/98                  13,036              12,071
10/31/98                 12,015              11,482
4/30/99                  14,012              13,255


          Average Annual Return as of 4/30/99

                         1-Year         Since Inception**
Class Y Shares           7.48%               12.24%




PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 + Represents a hypothetical investment of $10,000 in Mentor Perpetual
     International Portfolio Class Y Shares. The Class Y Shares' performance assumes the reinvestment of all dividends and distributions.
 * The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, and Far East) World Index is an unmanaged index of approximately 1,119 securities issued by companies listed on European, Australian, and Far Eastern stock exchanges. It contains no US equities and is therefore a broadly diversified proxy for international performance. This is a total return index with gross dividends reinvested. The Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. Investors cannot invest in the index. The performance of countries and unmanaged indexes does not reflect expenses and may not correspond to the performance of Mentor Perpetual International Portfolio, which is actively managed and incurs expenses.
** Reflects operations of Mentor Perpetual International Portfolio Class Y
      Shares from the date of commencement of operations on 5/29/96 through 4/30/99.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)


                                              Percent of Net Assets     Shares     Market Value
                                            -----------------------   --------   -------------
PREFERRED STOCKS                              1.04%
-----------------------------------------------------------------------------------------------
BRAZIL                                                        0.09%
 Centrais Eletrobras~                                                   5,440     $  57,384
 Telecomonicacoes Brasileiras SA~*                                        740        67,537
-----------------------------------------------------------------------------------------------
                                                                                    124,921
-----------------------------------------------------------------------------------------------
GERMANY                                                       0.95%
 Porsche AG                                                               560     1,391,867
-----------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (COST $1,400,483)                                          1,516,788
-----------------------------------------------------------------------------------------------
COMMON STOCKS                                99.10%
-----------------------------------------------------------------------------------------------
ARGENTINA                                                     0.15%
 Banco Galicia~                                                         1,000        23,062
 Central Costanera S.A.-Class B                                         8,100        20,015
 Perez Company SA~                                                      3,540        44,054
 Telecom Argentina SA~                                                    800        27,600
 Telefonica de Argentina SA~                                              760        28,405
 YPF SA~                                                                1,700        71,400
------------------------------------------------------------------------------------------------
                                                                                    214,536
------------------------------------------------------------------------------------------------
BELGIUM                                                       0.12%
 Cofinimmo                                                              1,455       174,817
------------------------------------------------------------------------------------------------
BRAZIL                                                        0.26%
 CIA Paranaense Energy~                                                 5,100        41,756
 Companhia Energetica de Minais Gerais~                                 1,102        26,438
 Companhia Energetica de Sao Paulo~                                     1,230        29,509
 Embratel Participa~                                                    1,300        21,125
 Petroleo Brasileiro SA~                                                2,800        45,233
 Tele Centro Sul Participacoes SA~                                        900        47,812
 Telesp Participacoes SA~                                               2,600        65,000

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)


                                                Percent of Net Assets       Shares       Market Value
                                               -----------------------   ------------   -------------
--------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------------

BRAZIL (CONTINUED)
 Uniao de Bancos Brasileiros SA~                                              1,600     $  39,700
 Vale do Rio Doche~                                                           3,320        63,840
--------------------------------------------------------------------------------------------------------
                                                                                          380,413
--------------------------------------------------------------------------------------------------------
CHILE                                                          0.10%
 Chilectra SA~                                                                2,150        47,547
 CIA de Telecomunicaciones de Chile SA~                                       1,630        43,093
 Embotelladora Andina SA~                                                     2,000        36,125
 Enersis SA~                                                                  1,270        24,368
--------------------------------------------------------------------------------------------------------
                                                                                          151,133
--------------------------------------------------------------------------------------------------------
CHINA                                                          0.31%
 First Tractor                                                              560,000       111,988
 Pohang Iron & Steel~                                                         5,000       128,750
 Yizheng Chemical Fibre Company, Limited *                                1,395,000       201,579
--------------------------------------------------------------------------------------------------------
                                                                                          442,317
--------------------------------------------------------------------------------------------------------
CROATIA                                                        0.11%
 Zagrebacka Banka                                                            18,000       154,350
--------------------------------------------------------------------------------------------------------
CZECH REPUBLIC                                                 0.08%
 Ceske Radiokomunikace *                                                      3,200       117,600
--------------------------------------------------------------------------------------------------------
ESTONIA                                                        0.21%
 Eesti Telekom #                                                             14,400       304,200
--------------------------------------------------------------------------------------------------------
FINLAND                                                        3.43%
 Hansabank *                                                                 12,000        69,551
 Huhtamaki                                                                   17,400       625,706
 Metra Oy-Class B                                                            41,480     1,033,169
 Nokia Oy-Class A                                                            23,832     1,838,771
 Upm-Kymmene Oy                                                              46,910     1,421,451
--------------------------------------------------------------------------------------------------------
                                                                                        4,988,648
--------------------------------------------------------------------------------------------------------

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)


                                            Percent of Net Assets     Shares     Market Value
                                           -----------------------   --------   -------------
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------------------------

FRANCE                                                    13.37%
 Accor SA                                                              3,250    $  857,622
 Alstom SA                                                            22,240       729,186
 Atos SA                                                              13,920     1,192,522
 Axa                                                                   7,540       974,506
 BQE Paribas                                                           8,890       945,892
 Casino Guichard Perrachon                                             8,915       878,778
 Coflexip                                                              8,325       748,420
 Compagne de Saint-Gobain                                             10,670     1,833,833
 Elf Aquitane SA                                                       4,600       715,183
 Entrelec                                                             18,950       761,614
 Eramet SLN                                                           19,887       759,477
 Imetal                                                                8,080     1,051,989
 ISIS                                                                  3,600       282,900
 Pechiney International                                                9,512       403,570
 Sanofi SA                                                             6,714     1,053,088
 Schneider                                                            17,130     1,118,758
 Serp Recyclage *                                                      3,809       561,988
 Societe Generale D'Enterprises                                       16,110       681,550
 Total SA-Class B                                                     18,080     2,478,252
 Usinor SA                                                            49,160       761,193
 Vivendi                                                               2,727       637,699
------------------------------------------------------------------------------------------------
                                                                                19,428,020
------------------------------------------------------------------------------------------------
GERMANY                                                   3.75%
 AVA Allgemeine Handelsgesellschaft der
   Verbraucher AG                                                      2,470       888,214
 Deutsche Lufthansa                                                   43,500     1,022,293
 Global Telesystems Group, Inc. *                                     14,540       961,458
 Metro AG                                                              4,325       315,172
 Siemens AG                                                            9,077       669,140
 Veba AG                                                              29,040     1,589,458
------------------------------------------------------------------------------------------------
                                                                                 5,445,735
------------------------------------------------------------------------------------------------

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)


                                    Percent of Net Assets      Shares      Market Value
                                   -----------------------   ----------   -------------
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------------------------

GREAT BRITAIN                                       22.24%
 Abbey National Bank PLC                                       36,000     $ 814,032
 Allied Zurich PLC *                                           23,650       324,059
 Arcadia Group PLC                                             53,750       241,609
 Arriva PLC                                                    35,150       223,859
 ASDA Group PLC                                               132,000       441,030
 BAA PLC                                                       38,000       395,710
 Barclays Bank PLC                                             34,754     1,098,859
 Bass PLC                                                      38,785       613,468
 BBA Group PLC                                                 25,645       204,156
 BG PLC                                                        42,000       234,724
 Blue Circle Industries                                        46,666       316,714
 Britannic Assurance PLC                                       21,000       337,395
 British Aerospace PLC                                         94,200       704,840
 British Airways PLC                                           62,800       494,133
 British American Tobacco PLC                                  76,700       642,668
 British Biotech PLC *                                        190,000        48,891
 Burmah Castrol PLC                                            25,000       427,996
 Canary Wharf Group                                            13,200        81,094
 Celltech PLC *                                                24,000       192,025
 Centrica PLC *                                                93,700       190,250
 Chelsfield PLC                                                27,000       122,235
 Coats Viyella                                                 90,000        67,305
 Countrywide Assured Group PLC                                100,000       252,495
 Debenhams PLC                                                 46,500       355,596
 Dixons Group                                                  15,000       320,846
 Emap PLC                                                      40,040       843,566
 Enterprise Oil PLC                                            53,500       386,111
 Express Dairies PLC                                           48,000        84,916
 Fairview Holdings                                             87,500       197,011
 Frogmore Estates PLC                                          37,000       276,699
 Gallaher Group PLC                                            50,000       286,470
 Garban PLC                                                    22,600        99,044

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)


                                       Percent of Net Assets      Shares      Market Value
                                      -----------------------   ----------   -------------
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------------------------

GREAT BRITAIN (CONTINUED)
 Granada Group PLC                                                31,900     $ 677,202
 Great Universal Stores PLC                                       18,300       208,518
 Greenalls Group PLC                                              67,500       428,257
 HSBC Holdings PLC                                                50,413     1,888,039
 Iceland Group PLC                                                57,250       223,275
 III Group PLC                                                    49,500       540,541
 Imperial Chemical Industries PLC                                 43,000       460,916
 Inchcape PLC                                                     70,000       171,681
 Ladbroke Group                                                  140,941       678,872
 Land Securities                                                  16,000       210,488
 Lloyds TSB Group PLC                                             91,000     1,464,239
 Medeva PLC                                                      123,300       229,033
 Meggitt PLC                                                      90,000       288,761
 National Westminster Bank                                        41,600     1,001,541
 Next PLC                                                         36,526       451,146
 Northern Foods PLC                                               90,000       172,967
 Nycomed Amersham PLC                                             57,800       471,524
 Powderject Pharmaceuticals                                       32,148       433,521
 PowerGen PLC                                                     28,000       305,310
 Prudential Corporation PLC                                       49,140       701,386
 Railtrack Group PLC                                               8,400       175,216
 Rank Group PLC                                                   65,000       270,226
 Reckitt & Colman PLC                                             20,100       240,181
 Reuters Group PLC                                                34,700       469,331
 Rio Tinto                                                        25,000       437,846
 Rolls-Royce PLC                                                 129,000       598,016
 Safeway PLC                                                      26,882       112,406
 Sainsbury (J.) PLC *                                             75,700       479,978
 Scotia Holdings *                                                30,000        62,239
 Scottish Power PLC                                               28,500       233,530
 Securicor PLC                                                    43,750       412,667
 Shell                                                            90,000       673,776

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)


                                                 Percent of Net Assets      Shares      Market Value
                                                -----------------------   ----------   -------------
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------

GREAT BRITAIN (CONTINUED)
 Signet Group                                                              532,750     $  518,361
 Smith (H.W.) Group PLC                                                     54,150        622,670
 Smiths Industries PLC                                                      23,000        361,020
 Spirax-Sarco Engineering PLC                                               38,000        337,652
 Standard Chartered Bank                                                    63,500      1,145,830
 Sun Life & Provin Holdings                                                 36,440        327,600
 Tate & Lyle PLC                                                            34,682        238,309
 Telewest Communications *                                                  48,500        223,470
 Tesco PLC                                                                 154,400        457,518
 Trinity PLC                                                                33,600        310,714
 United Assurance Group PLC                                                 44,150        332,655
 United News & Media PLC                                                    46,400        568,626
 United Utilities                                                           20,000        226,442
 United Assurance Group PLC                                                 15,000          1,689
 Vickers Group PLC                                                          18,333         48,649
 Wolseley                                                                   12,622        112,864
-------------------------------------------------------------------------------------------------------
                                                                                       32,326,504
-------------------------------------------------------------------------------------------------------
GREECE                                                         0.32%
 Alpha Credit Bank                                                             900         64,314
 Chipita                                                                     7,000        150,066
 Hellenic Petroleum SA *                                                    12,000         96,861
 Panafon Hellenic Telecom SA *                                               5,700        152,005
-------------------------------------------------------------------------------------------------------
                                                                                          463,246
-------------------------------------------------------------------------------------------------------
HONG KONG                                                      3.18%
 Aeon Credit Services                                                      690,000        189,174
 Asia Satellite Telecommunications Holdings,
   Limited                                                                 101,000        182,433
 Axa China Region, Limited                                                 280,000        214,946
 Cafe de Coral Holdings, Limited                                           975,000        320,773
 Cheung Kong Holdings                                                       60,000        545,750
 CLP Holdings, Limited                                                      60,000        322,031

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)


                                                Percent of Net Assets       Shares       Market Value
                                               -----------------------   ------------   -------------
--------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------------------------
HONG KONG (CONTINUED)
 Dah Sing Financial Group                                                    32,000     $ 100,944
 Henderson Land Development                                                 100,000       605,099
 HKR International, Limited                                                 432,800       321,077
 Hong Kong Telecomm                                                         100,000       269,004
 Hutchison Whampoa, Limited                                                  30,000       269,004
 Legend Holdings, Limited                                                   500,000       258,038
 New World Development                                                      142,764       353,650
 Road King Infrastructure, Limited                                          464,544       314,659
 Shui On Construction & Materials, Limited                                   70,000        81,734
 Yanzhou Coal Mining Company - Class H                                    1,150,000       270,037
-------------------------------------------------------------------------------------------------------
                                                                                        4,618,353
-------------------------------------------------------------------------------------------------------
INDIA                                                            0.13%
 BSES, Limited #*                                                             8,000        73,200
 Hindalco Industries, Limited #                                               4,000        56,400
 Mahanagar Telephone Nigam, Limited #*                                        6,000        62,550
-------------------------------------------------------------------------------------------------------
                                                                                          192,150
-------------------------------------------------------------------------------------------------------
INDONESIA                                                        0.60%
 Bat Indonesia                                                               20,000        37,372
 PT Hajaya Mandala Sampoerna                                                460,000       641,794
 PT Indofoods Sukses Mak                                                    244,000       194,531
-------------------------------------------------------------------------------------------------------
                                                                                          873,697
-------------------------------------------------------------------------------------------------------
IRELAND                                                          2.45%
 Bank of Ireland                                                             40,160       803,143
 CRH PLC                                                                     71,970     1,411,519
 Elan Corporation PLC ~*                                                     15,690       808,035
 Irish Permanent                                                             37,360       531,745
-------------------------------------------------------------------------------------------------------
                                                                                        3,554,442
-------------------------------------------------------------------------------------------------------

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)


                                              Percent of Net Assets       Shares       Market Value
                                             -----------------------   ------------   -------------
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------------------------------
ITALY                                                        3.32%
 Assicurazioni Generali                                                    15,450     $  602,155
 Finmeccanica SPA                                                         972,030        958,159
 Grupo Editoriale L'Espresso                                              112,800      1,652,345
 Ina SPA                                                                  313,000        827,611
 Rinascente SPA                                                            92,650        788,830
------------------------------------------------------------------------------------------------------
                                                                                       4,829,100
------------------------------------------------------------------------------------------------------
JAPAN                                                       22.94%
 Asahi Bank                                                               450,000      2,379,635
 Asahi Glass Company, Limited                                             320,000      2,451,121
 Chugai Pharmaceuticals                                                   200,000      2,380,054
 DDI Corporation                                                              420      2,087,241
 Fuji Heavy Industries, Limited                                           290,000      1,944,270
 Funai Electric Company, Limited                                           14,000      1,883,092
 Kokusai Securities Company, Limited                                      120,000      1,498,429
 Nichiei Company                                                           18,000      1,561,282
 Nippon Steel Corporation                                               1,235,000      3,674,838
 Nippon Mining & Metals Company, Limited                                  350,000      1,721,768
 Oji Paper Company, Limited                                               400,000      2,396,815
 Ricoh Company, Limited                                                   235,000      2,264,823
 Shin-Etsu Chemical                                                        85,000      2,706,893
 Teijin, Limited                                                          450,000      1,893,149
 Yasuda F&M Insurance Company, Limited                                    450,000      2,496,543
-----------------------------------------------------------------------------------------------------
                                                                                      33,339,953
-----------------------------------------------------------------------------------------------------
KOREA                                                       0.82%
 Atlantic Korean Company                                                    5,000         71,650
 Korea House & Commerce                                                    30,000        734,250
 Samsung Electronic Goods #(a)                                              6,000        136,500
 Schroder Korea Fund                                                        7,000         57,575
 Shinhan Bank                                                               8,000        191,200
-----------------------------------------------------------------------------------------------------
                                                                                       1,191,175
-----------------------------------------------------------------------------------------------------

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)


                                       Percent of Net Assets      Shares      Market Value
                                      -----------------------   ----------   -------------
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------------------------------
LUXEMBOURG                                            0.18%
 Benpres Holdings (a)*                                             40,600     $ 134,850
 Tata Elec Cies                                                       800       124,000
------------------------------------------------------------------------------------------------------
                                                                               258,850
------------------------------------------------------------------------------------------------------
MALAYSIA                                              0.43%
 Boustead Holdings Berhad (b)                                      10,000         8,631
 IOI Corporation Berhad (b)                                       300,000       190,261
 Nanyang Press Berhad (b)                                           8,000         8,042
 Telekom Malaysia Berhad (b)                                      143,000       421,468
------------------------------------------------------------------------------------------------------
                                                                               628,402
------------------------------------------------------------------------------------------------------
MEXICO                                                0.33%
 Carso Global Telecom                                               4,700        23,069
 Cemex SA~*                                                         3,850        35,834
 Cifra SA~                                                         26,900        51,130
 Coca Cola Femsa~                                                   1,800        37,238
 DESC SA~                                                           1,432        35,442
 Fomento Economico~                                                   900        32,738
 Grupo Carso SA~                                                    5,290        51,184
 Grupo Fin Bancomer                                               100,000        34,628
 Grupo Televisa #*                                                  1,500        61,500
 Kimberly-Clark de Mexico SA~                                       5,300        20,554
 Telefonos de Mexico SA - Class L~                                  1,240        93,930
------------------------------------------------------------------------------------------------------
                                                                               477,247
------------------------------------------------------------------------------------------------------
NETHERLANDS                                           5.19%
 Akzo Nobel NV                                                     32,020     1,447,769
 DSM NV                                                             7,776       752,111
 ING Groep NV                                                      26,750     1,649,432
 Philips Electronics NV                                            10,836       934,047
 Royal Dutch Petroleum Company                                     33,106     1,929,302

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)


                                            Percent of Net Assets       Shares       Market Value
                                           -----------------------   ------------   -------------
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------------------------------
NETHERLANDS (CONTINUED)
 Vendex International NV                                                 30,000     $ 747,230
 Vendex International NV - Coupon                                         2,120        85,877
----------------------------------------------------------------------------------------------------
                                                                                    7,545,768
----------------------------------------------------------------------------------------------------
NORWAY                                                     0.34%
 Petroleum Geo                                                           29,470       496,522
----------------------------------------------------------------------------------------------------
PERU                                                       0.02%
 Telefonica del Peru SA-                                                  2,300        34,644
----------------------------------------------------------------------------------------------------
PHILIPPINES                                                0.22%
 Ayala Corporation                                                       45,000        16,272
 Bank of The Phillippinnes Island                                        69,500       219,329
 Filinvest Development Corporation *                                  1,000,000        84,155
----------------------------------------------------------------------------------------------------
                                                                                      319,756
----------------------------------------------------------------------------------------------------
PORTUGAL                                                   1.11%
 BPI SGPS SA                                                             30,900       833,375
 Cimpor Cimentos de Portugal                                             13,920       382,785
 Jeronimo Martins                                                        12,066       396,567
----------------------------------------------------------------------------------------------------
                                                                                    1,612,727
----------------------------------------------------------------------------------------------------
SINGAPORE                                                  1.73%
 Bukit Sembawang Estates, Limited                                        20,000       177,043
 DBS Land                                                               200,000       370,611
 GP Batteries International, Limited                                    100,000       167,011
 Hong Leong Finance                                                      80,000       197,344
 Overseas Chinese Bank *                                                 40,286       378,016
 Overseas Chinese Bank - Warrants *                                     200,000       126,291
 Overseas Union Bank, Limited                                            60,000       308,055
 Singapore Computer Systems & Services,
   Limited *                                                            200,000       194,748

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)


                                        Percent of Net Assets      Shares      Market Value
                                       -----------------------   ----------   -------------
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------------------------------------
SINGAPORE (CONTINUED)
 United Overseas Bank                                             76,000    $   587,548
----------------------------------------------------------------------------------------------
                                                                              2,506,667
----------------------------------------------------------------------------------------------
SPAIN                                                  5.89%
 Baron de Ley *                                                    31,230     1,076,791
 Centros Comerciales Continente SA                                 41,221       976,582
 Dragados & Construcciones SA                                      19,900       665,093
 Empresa Nac de Celulosa                                           36,200       676,530
 Endesa SA                                                         50,000     1,112,648
 Prosegur CIA de Seguridad SA                                      98,294     1,138,369
 Tabacalera SA                                                     72,300     1,409,307
 Telefonica SA                                                     27,704     1,325,290
 Viscofan Envolturas Celulosicas
   SA - Warrants                                                   14,932       183,986
----------------------------------------------------------------------------------------------
                                                                              8,564,596
----------------------------------------------------------------------------------------------
SWEDEN                                                 2.93%
 BPA AB                                                           278,000       934,190
 Celsius AB - Class B                                              53,380       823,003
 Ericsson LM - Class B                                             38,920     1,022,413
 ForeningsSparbanken AB - Class A                                  47,220     1,036,042
 Kinnevik AB                                                       20,350       446,494
----------------------------------------------------------------------------------------------
                                                                              4,262,142
----------------------------------------------------------------------------------------------
SWITZERLAND                                            2.07%
 Jelmoli Holdings AG                                                  715       675,435
 UBS AG *                                                           6,841     2,324,688
----------------------------------------------------------------------------------------------
                                                                              3,000,123
----------------------------------------------------------------------------------------------

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)


                                              Percent of Net Assets       Shares       Market Value
                                             -----------------------   ------------   --------------
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------------------------------------------
TAIWAN                                                      0.07%
 Taipei Fund *                                                                  4     $    33,000
 Taiwan Semiconductor~*                                                     2,950          70,800
-------------------------------------------------------------------------------------------------------
                                                                                          103,800
-------------------------------------------------------------------------------------------------------
THAILAND                                                    0.34%
 Electricity Generating Public Company *                                   40,000          88,949
 Siam Pulp & Paper Public Company,
   Limited *                                                               27,000          61,224
 TelecomAsia Corporation Public Company,
   Limited *                                                              400,000         345,013
-------------------------------------------------------------------------------------------------------
                                                                                          495,186
-------------------------------------------------------------------------------------------------------
TURKEY                                                      0.36%
 Akbank                                                                 5,100,000         162,574
 Haci Omer Sabanci~                                                        28,000         196,700
 Turkiye IS Bankasi                                                     1,800,000          88,364
 Yapi ve Kredi Bankasi AS                                               3,000,000          71,915
-------------------------------------------------------------------------------------------------------
                                                                                          519,553
-------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $127,897,167)                                               144,016,372
-------------------------------------------------------------------------------------------------------

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)


                                                                     Principal
                                           Percent of Net Assets      Amount       Market Value
                                          -----------------------   ----------   ---------------
------------------------------------------------------------------------------------------------
CORPORATE BONDS                               0.15%
------------------------------------------------------------------------------------------------
GREAT BRITAIN                                             0.02%
 Scotia Holdings, 8.50%, 3/26/02                                    $19,000       $     23,681
------------------------------------------------------------------------------------------------
THAILAND                                                  0.13%
 PTTEP International, Limited, 7.63%,
   10/01/06                                                         200,000            195,000
------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (COST $171,577)                                                  218,681
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $129,469,227)       100.29%                                145,751,841
------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                (0.29%)                                  (424,034)
------------------------------------------------------------------------------------------------
NET ASSETS                                  100.00%                               $145,327,807
------------------------------------------------------------------------------------------------

* Non-income producing.
~ American Depository Receipts.
# Global Depository Receipts.
(a) These are securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) These securities are considered illiquid due to a one year moratorium on the repatriation of assets from Malaysia.



INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $97,311,460 and $84,297,341, respectively.



INCOME TAX INFORMATION
At April 30, 1999, the aggregated cost of investment securities for federal income tax purposes was $129,469,227. Net unrealized appreciation aggregated $16,282,614, of which $22,860,910 related to appreciated investment securities and $6,578,296 related to depreciated investment securities.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)


-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
ASSETS
 Investments, at market value (cost $129,469,227) (Note 2)                                   $ 145,751,841
 Collateral for securities loaned (Note 2)                                                      24,613,294
 Receivables
   Investments sold                                                                              3,296,036
   Fund shares sold                                                                                152,930
   Dividends and interest                                                                          722,866
 Unrealized appreciation on forward foreign currency exchange contracts (Note 6)                     4,751
 Deferred expenses (Note 2)                                                                         12,035
-----------------------------------------------------------------------------------------------------------
    Total assets                                                                               174,553,753
-----------------------------------------------------------------------------------------------------------
LIABILITIES
 Payables
   Investments purchased                                                                         4,235,675
   Securities loaned (Note 2)                                                                   24,613,294
   Fund shares redeemed                                                                            244,074
   Unrealized depreciation on forward foreign currency exchange contracts (Note 6)                     484
 Accrued expenses and other liabilities                                                            132,419
-----------------------------------------------------------------------------------------------------------
    Total liabilities                                                                           29,225,946
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 145,327,807
===========================================================================================================
Net Assets represented by: (Note 2)
 Additional paid-in capital                                                                  $ 122,681,723
 Accumulated undistributed net investment gain                                                     262,873
 Accumulated net realized gain on investment transactions                                        6,103,187
 Net unrealized appreciation of investments and foreign currency related transactions           16,280,024
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 145,327,807
===========================================================================================================
NET ASSET VALUE PER SHARE
 Class A Shares                                                                              $       17.08
 Class B Shares                                                                              $       16.86
 Class E Shares                                                                              $       17.16
 Class Y Shares                                                                              $       17.19
OFFERING PRICE PER SHARE
 Class A Shares                                                                              $       18.12(a)
 Class B Shares                                                                              $       16.86
 Class E Shares                                                                              $       17.16
 Class Y Shares                                                                              $       17.19
SHARES OUTSTANDING
 Class A Shares                                                                                  4,928,558
 Class B Shares                                                                                  3,109,452
 Class E Shares                                                                                    149,924
 Class Y Shares                                                                                    357,064

(a) Computation of offering price: 100/94.25 of net asset value.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME
 Dividends (b)                                                                       $  1,289,335
 Interest                                                                                 145,162
--------------------------------------------------------------------------------------------------
   Total investment income (Note 2)                                                     1,434,497
--------------------------------------------------------------------------------------------------
EXPENSES
 Management fee (Note 4)                                                                  650,383
 Distribution fee (Note 5)                                                                173,005
 Shareholder service fee (Note 5)                                                         153,209
 Custodian and accounting fees                                                             78,166
 Transfer agent fee                                                                        68,361
 Administration fee (Note 4)                                                               65,011
 Registration expenses                                                                     18,651
 Shareholder reports and postage expenses                                                  13,675
 Legal fees                                                                                 2,658
 Organizational expenses                                                                    1,991
 Audit fees                                                                                 1,280
 Directors' fees and expenses                                                                 955
 Miscellaneous                                                                              1,752
--------------------------------------------------------------------------------------------------
   Total expenses                                                                       1,229,097
--------------------------------------------------------------------------------------------------
Deduct
 Waiver of management fee (Note 4)                                                        (68,420)
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                     273,820
--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED
 TRANSACTIONS
 Net realized gain on investments and foreign currency related transactions
   (Note 2)                                                                             6,878,729
 Change in unrealized appreciation (depreciation) on investments and foreign
   currency related transactions                                                       13,681,605
--------------------------------------------------------------------------------------------------
 Net gain on investments and foreign currency related transactions                     20,560,334
--------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                                $ 20,834,154
==================================================================================================

(b) Net of foreign withholding taxes of $156,044.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS


                                                                        Six Months
                                                                      Ended 4/30/99         Year Ended
                                                                       (Unaudited)           10/31/98
--------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS
 Net investment income                                                $     273,820       $     760,153
 Net realized gain (loss) on investments and foreign currency
   related transactions                                                   6,878,729          (1,408,584)
 Change in unrealized appreciation (depreciation) on
   investments and foreign currency related transactions                 13,681,605           4,181,964
--------------------------------------------------------------------------------------------------------
 Increase in net assets resulting from operations                        20,834,154           3,533,533
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income
   Class A                                                                      (94)            (71,555)
   Class B                                                                  (10,799)            (52,551)
   Class E                                                                        -              (2,861)
   Class Y                                                                        -             (26,033)
 Net realized gain on investments
   Class A                                                                        -             (91,708)
   Class B                                                                        -             (54,364)
   Class Y                                                                        -             (51,028)
 Tax return of capital
   Class A                                                                        -            (594,361)
   Class B                                                                        -            (404,533)
   Class E                                                                        -             (19,395)
   Class Y                                                                        -            (103,344)
--------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                      (10,893)         (1,471,733)
--------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 7)
 Proceeds from sale of shares                                            80,822,548          70,000,076
 Reinvested distributions                                                         -           1,395,920
 Shares redeemed                                                        (74,640,175)        (23,829,534)
--------------------------------------------------------------------------------------------------------
 Change in net assets resulting from capital share transactions           6,182,373          47,566,462
--------------------------------------------------------------------------------------------------------
Increase in net assets                                                   27,005,634          49,628,262
NET ASSETS
 Beginning of period                                                    118,322,173          68,693,911
--------------------------------------------------------------------------------------------------------
 End of period (including accumulated undistributed net
   investment income (loss) of ($262,873) and $53,
   respectively)                                                      $ 145,327,807       $ 118,322,173
========================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
CLASS A SHARES


                                                                  Six Months
                                                                    Ended              Year              Period
                                                                   4/30/99             Ended             Ended
                                                                 (Unaudited)         10/31/98         10/31/97 (b)
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                            $    14.65           $  13.83        $    12.53
====================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                0.05              0.11               0.01
 Net realized and unrealized gain on investments                      2.38              0.91               1.29
--------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                     2.43              1.02               1.30
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
 Net investment income                                                   -            (  0.03)                -
 Capital gains                                                           -            (  0.03)                -
 Tax return of capital                                                   -            (  0.14)                -
--------------------------------------------------------------------------------------------------------------------
 Total distirbutions                                                     -            (  0.20)                -
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $    17.08           $  14.65        $    13.83
====================================================================================================================
Total Return*                                                        16.59%              7.43%            10.38%
====================================================================================================================
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                        $   84,175           $ 62,782        $   33,213
Ratio of expenses to average net assets                               1.53% (a)          1.35%             1.35%(a)
Ratio of expenses to average net assets excluding waiver              1.63% (a)          1.68%             1.92%(a)
Ratio of net investment income income to
 average net assets                                                   0.67% (a)          0.96%             0.71%(a)
Portfolio turnover rate                                                 66%               120%              107%
====================================================================================================================

(a) Annualized.
(b) For the period from December 27, 1996 (initial offering of Class A shares) to October 31, 1997.
*   Total return does not reflect sales commission and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
CLASS B SHARES


                                                                      Six Months
                                                                        Ended               Year         Period
                                                                       4/30/99              Ended         Ended
                                                                     (Unaudited)          10/31/98       10/31/97 (c)
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                                $    14.52            $  13.81        $12.53
========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                       -               0.03              -
 Net realized and unrealized gain on investments                          2.34               0.88           1.28
-----------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                         2.34               0.91           1.28
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
 Net investment income                                                       -              (0.03)             -
 Capital gains                                                               -              (0.03)             -
 Tax return of capital                                                       -              (0.14)             -
-----------------------------------------------------------------------------------------------------------------------
 Total distributions                                                         -              (0.20)             -
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $    16.86            $  14.52        $13.81
=======================================================================================================================
Total Return*                                                            16.12%               6.64%        10.22%
=======================================================================================================================
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                            $   52,440            $ 42,354        $19,371
Ratio of expenses to average net assets                                   2.28% (a)           2.10%          2.10%(a)
Ratio of expenses to average net assets excluding waiver                  2.38% (a)           2.43%          2.65%(a)
Ratio of net investment income (loss) to average net assets              (0.08%)(a)           0.21%          0.04%(a)
Portfolio turnover rate                                                     66%                120%           107%
=======================================================================================================================

(a)  Annualized.
(c) For the period from December 27, 1996 (initial offering of Class B shares) to October 31, 1997.
   * Total return does not reflect sales commission and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
CLASS E SHARES


                                                                  Six Months
                                                                    Ended                 Period
                                                                   4/30/99                Ended
                                                                 (Unaudited)           10/31/98 (e)
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                            $    14.72            $    13.53
===================================================================================================
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                0.05                  0.19
 Net realized and unrealized gain on investments                      2.39                  1.15
---------------------------------------------------------------------------------------------------
 Total from investment operations                                     2.44                  1.34
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
 Net investment income                                                   -                 (0.02)
 Tax return of capital                                                   -                 (0.13)
---------------------------------------------------------------------------------------------------
 Total distributions                                                     -                 (0.15)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $    17.16            $    14.72
===================================================================================================
Total Return*                                                        16.58%                 8.33%
===================================================================================================
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                        $    2,573            $    2,207
Ratio of expenses to average net assets                               1.53%(a)              1.35%(a)
Ratio of expenses to average net assets excluding waiver              1.63%(a)              1.76%(a)
Ratio of net investment income to average net assets                  0.67%(a)              1.57%(a)
Portfolio turnover rate                                                 66%                  120%
===================================================================================================

(a)  Annualized.
(e) For the period from January 16, 1998 (initial offering of Class E shares) to October 31, 1998.
*    Total return does not reflect sales commission and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
CLASS Y SHARES


                                                  Six Months
                                                    Ended              Year           Year              Period
                                                   4/30/99             Ended          Ended             Ended
                                                 (Unaudited)         10/31/98       10/31/97         10/31/96 (f)
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD            $    14.74           $ 13.89       $  12.12         $    12.50
=================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                0.33              0.27           0.15               0.04
 Net realized and unrealized gain (loss)
   on investments                                     2.12              0.79           1.67              (0.42)
-----------------------------------------------------------------------------------------------------------------
 Total from investment operations                     2.45              1.06           1.82              (0.38)
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
 Net investment income                                   -             (0.02)         (0.05)                 -
 Capital gains                                           -             (0.05)             -                  -
 Tax return of capital                                   -             (0.14)             -                  -
-----------------------------------------------------------------------------------------------------------------
 Total distributions                                     -             (0.21)         (0.05)                 -
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $    17.19           $ 14.74        $ 13.89         $    12.12
=================================================================================================================
Total Return*                                        16.62%             7.69%         15.07%             (3.04%)
=================================================================================================================
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)        $    6,140           $ 10,979       $ 16,110        $    8,741
Ratio of expenses to average net assets               1.28%(a)           1.10%          1.10%             1.10%(a)
Ratio of expenses to average net assets
 excluding waiver                                     1.39%(a)           1.43%          1.74%             1.75%(a)
Ratio of net investment income to
 average net assets                                   0.92%(a)           1.21%          1.20%             0.89%(a)
Portfolio turnover rate                                 66%               120%           107%               59%
=================================================================================================================

(a)  Annualized.
(f) For the period from May 29, 1996 (commencement of operations) to October 31, 1996.
*    Total return does not reflect sales commission and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)

NOTE 1: ORGANIZATION
Mentor Institutional Trust ("Trust") was organized on February 8, 1994, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of four separate diversified portfolios (hereinafter each individually referred to as a "Portfolio" or collectively as the "Portfolios") at April 30, 1999, as follows:


       Mentor U.S. Government
        Cash Management Portfolio
        ("Cash Management Portfolio")
       Mentor Fixed-Income Portfolio ("Fixed-Income Portfolio")
       Mentor Perpetual International Portfolio ("The Portfolio")
       SNAP Fund


The assets of each Portfolio of the Trust are segregated and a shareholder's interest is limited to the Portfolio in which shares are held.


These financial statements include only the International Portfolio.

The Portfolio currently issues four classes of shares. Class A shares are sold subject to a maximum sales charge of 5.75% payable at the time of purchase. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption which decreases depending on when shares were purchased and how long they have been held. Class E and Class Y shares are not subject to any sales charges.


NOTE 2: SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.


(a) Valuation of Securities -- Listed securities held by the Portfolio traded on national securities exchanges and over-the-counter securities quoted on the NASDAQ National Market System are valued at the

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

last reported sales price or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market under procedures approved by the Board of Trustees. Securities traded in the over-the-counter market, other than those quoted on the NASDAQ National Market System, are valued at the last available bid price.


Foreign currency amounts are translated into United States dollars as follows: market value of investments, assets and liabilities at the daily rate of exchange, purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains/losses are a component of unrealized appreciation/depreciation of investments.


Net realized foreign currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of investment gains and losses related to foreign currency fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.


(b) Repurchase Agreements -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.


The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees. Risks may arise from the potential inability of counterparties to

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.


(c) Portfolio Securities Loaned -- The Portfolio is authorized by the Board of Trustees to participate in securities lending transactions.


The Portfolio may receive fees for participating in lending securities transactions. During the period that a security is out on loan, the Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in an amount at least equal to, at all times, the fair value of the securities loaned plus interest. When cash is received as collateral, the Portfolio records an asset and obligation for the market value of that collateral. Cash received as collateral may be reinvested, in which case that security is recorded as an asset of the Portfolio. Variations in the market value of the securities loaned occurring during the term of the loan are reflected in the value of the Portfolio.

At April 30, 1999, the Portfolio had loaned securities to brokers which were collateralized by cash and securities. Cash collateral at April 30, 1999 was reinvested in U.S. Treasury and high quality money market instruments. Income from securities lending activities amounted to $52,698 for the six months ended April 30, 1999. The risks to the Portfolio from securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At April 30, 1999, the market value of the securities on loan and the related collateral were as follows:



  Securities          Cash         Securities
    On Loan        Collateral      Collateral
--------------   --------------   -----------
$24,354,522      $24,613,294      $740,308

(d) Security Transactions and Interest Income -- Security transactions for the Portfolio are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Dividends are recorded on ex-dividend date. Realized and unrealized gains and losses on investment security transactions are calculated on an identified cost basis.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

(e) Expenses -- Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Trust expenses are allocated among the Portfolios in proportion to their relative net assets.


(f) Federal Taxes -- No provision for federal income taxes has been made since it is the Portfolio's intent to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.


(g) Deferred Expenses -- Costs incurred by the Portfolios in connection with their initial share registration and organization costs were deferred by the Portfolios and are being amortized on a straight-line basis over a five-year period.


(h) Distributions -- Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the deferral of wash sales.

NOTE 3: DIVIDENDS
Dividends are declared and paid annually by the Portfolio. Capital gains realized by the Portfolio, if any, will be distributed annually.


NOTE 4: INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENTS
The Portfolio has entered into an Investment Advisory Agreement with Mentor Perpetual Advisors, LLC ("Mentor Perpetual"). Mentor Perpetual is owned equally by Mentor Investment Advisors, LLC and Perpetual plc., a diversified financial services holding company. Under this agreement, Mentor Perpetual's management fee is accrued daily and paid monthly at an annual rate of 1.00% applied to the average daily net assets of the Portfolio. For the six months ended April 30, 1999, Mentor Perpetual earned advisory fees of $650,383 and waived $68,420 of those fees.


Mentor Investment Advisors, LLC ("Mentor Advisors") is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor") and its affiliates. Mentor is a subsidiary of Wheat First Butcher Singer, Inc., which in turn is a wholly owned subsidiary of First Union

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Corporation ("First Union"). First Union is a leading financial services company; First Union has announced plans to acquire EVEREN Capital Corporation, which currently has a minority ownership interest in Mentor.


Mentor provides administrative personnel and services to the Portfolio, pursuant to an Administration Agreement. For the six months ended April 30, 1999, Mentor earned administration fees of $65,011. Mentor is a partially owned subsidiary of Wheat First Butcher Singer, Inc., ("Wheat") and EVEREN Capital Corporation.


NOTE 5: DISTRIBUTION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Portfolio has adopted a Distribution Plan ("the Plan") with respect to its Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under a Distribution Agreement between the Portfolio and Mentor Distributors, LLC ("Mentor Distributors") a wholly-owned subsidiary of BISYS Fund Services, Inc., Mentor Distributors was appointed distributor of the Portfolio. To compensate Mentor Distributors for the services it provides and for the expenses it incurs under the Distribution Agreement, the Portfolio pay a distribution fee, which is accrued daily and paid monthly at the annual rate of 0.75% of the Portfolio's average daily net assets.


Mentor Distributors may select financial institutions, such as investment dealers and banks to provide sales support services as agents for their clients or customers who beneficially own Class B shares of the Portfolio. Financial institutions will receive fees from Mentor Distributors based upon Class B shares owned by their clients or customers.


The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") with respect to Class A, Class B and Class E shares of the Portfolio. Under the Service Plan, financial institutions will enter into shareholder service agreements with the Portfolio to provide administrative support services to their customers who from time to time may be owners of record or beneficial owners of Class A, Class B or Class E shares of the Portfolio. In return for providing these support services, a financial institution may receive

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

payments from the Portfolio at a rate not exceeding 0.25% of the average daily net assets of the Class A, Class B or Class E shares.

Presently, the Portfolio's class specific expenses are limited to expenses incurred by a class of shares pursuant to its respective Distribution Plan. For the six months ended April 30, 1999, distribution fees and shareholder servicing fees were as follows:




 Distribution       Shareholder Service Fee
     Fee         Class A     Class B     Class E
-------------   ---------   ---------   --------
$173,005        $92,712     $57,607     $2,890


NOTE 6: FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Portfolio may enter into forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Portfolio may enter into contracts to hedge certain foreign currency assets. Contracts are recorded at market value. Realized gains and losses arising from such transactions are included in net gain (loss) on investments and forward foreign currency exchange contracts. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract. At April 30, 1999, the Portfolio had outstanding forward contracts as set forth below.


                                                                                               Unrealized
                                             Contracts to                    In Exchange     Appreciation/
 Settlement Date                           Deliver/Receive       Value           For         (Depreciation)
------------------------------------------------------------------------------------------------------------
PURCHASES
4/29/99             British Pound                 19,603       $ 31,526        $ 31,501         $   25
4/29/99             British Pound                 22,178         35,668          35,640             28
4/28/99             Indonesian Rupiah        584,453,400         72,806          69,166          3,640
SALES
4/29/99             British Pound                 63,474        102,082         102,003            (79)
4/29/99             British Pound                 69,306        111,462         111,375            (87)
4/29/99             British Pound                105,788        170,134         170,001           (133)
4/29/99             British Pound                 72,232        116,168         116,078            (90)
4/29/99             British Pound                 33,533         53,929          53,887            (42)
4/29/99             British Pound                 32,309         51,960          51,920            (40)
4/28/99             Euro                         216,730        229,225         229,734            509
4/28/99             Euro                         233,409        246,865         247,414            549
4/29/99             Euro                          36,275         38,366          38,353            (13)
------------------------------------------------------------------------------------------------------------

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

NOTE 7: CAPITAL SHARE TRANSACTIONS
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in capital shares were as follows:



                                                                   Mentor Perpetual International Portfolio
                                                             Six Months Ended                      Period Ended
                                                                  4/30/99                            10/31/98
                                                          Shares           Dollars           Shares       Dollars
-------------------------------------------------------------------------------------------------------------------
CLASS A:
Shares sold                                              4,723,704      $  71,450,864      2,714,324      $40,017,047
Shares issued upon reinvestment of distributions                --                 --         51,307          729,947
Shares redeemed                                         (4,079,597)       (63,082,285)      (882,718)     (12,590,371)
                                                        --------------------------------------------------------------
Change in net assets from capital share
transactions                                               644,107      $   8,368,579      1,882,913      $28,156,623
                                                        ==============================================================
CLASS B:
Shares sold                                                549,440      $   8,403,945      1,859,926      $27,973,060
Shares issued upon reinvestment of distributions                --                 --         33,872          478,262
Shares redeemed                                           (356,059)        (5,322,985)      (380,236)      (5,482,882)
                                                        --------------------------------------------------------------
Change in net assets from capital share
transactions                                               193,381      $   3,080,960      1,513,562      $22,968,440
                                                        ==============================================================
CLASS E: (a)
Shares sold                                                     --      $          --        148,374      $ 2,008,618
Shares issued upon reinvestment of distributions                --                 --          1,550           22,256
Shares redeemed                                                 --                 --             --               --
                                                        -------------------------------------------------------------
Change in net assets from capital share
transactions                                                    --      $          --        149,924      $ 2,030,874
                                                        =============================================================
CLASS Y:
Shares sold                                                     19      $         300             95      $     1,350
Shares issued upon reinvestment of distributions                --                 --         11,659          165,455
Shares redeemed                                           (387,911)        (6,078,783)      (426,754)      (5,756,280)
                                                        --------------------------------------------------------------
Change in net assets from capital share
transactions                                              (387,892)     $  (6,078,483)      (415,000)     $(5,589,475)
                                                        ==============================================================

(a) For the period from January 16, 1998 (initial offering of Class E shares) to October 31, 1998.

MENTOR PERPETUAL INTERNATIONAL PORTFOLIO
ADDITIONAL INFORMATION

YEAR 2000 (UNAUDITED)
The Portfolio receives services from a number of providers which rely on the effective functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not be able to perform their intended functions adequately after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Portfolio's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolio from this problem.

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

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



TRUSTEES
Daniel J. Ludeman, TRUSTEE & CHAIRMAN
      Chairman and Chief Executive Officer
      Mentor Investment Group, LLC


Arch T. Allen III, TRUSTEE
      Attorney at Law
      Allen & Moore, LLP


Jerry R. Barrentine, TRUSTEE
      President
      J.R. Barrentine & Associates


Arnold H. Dreyfuss, TRUSTEE
      Former Chairman & Chief Executive Officer
      Hamilton Beach/Proctor-Silex, Inc.


Weston E. Edwards, TRUSTEE
      President
      Weston Edwards & Associates


Thomas F. Keller, TRUSTEE
      Former Dean, Fuqua School of Business
      Duke University


Louis W. Moelchert, Jr., TRUSTEE
      Vice President for Business & Finance
      University of Richmond


J. Garnett Nelson, TRUSTEE
      Consultant
      Mid-Atlantic Holdings, LLC


Troy A. Peery, Jr., TRUSTEE
      Former President
      Heilig-Meyers Company


Peter J. Quinn, Jr., TRUSTEE
      Managing Director
      Mentor Investment Group, LLC


OFFICERS
Paul F. Costello, PRESIDENT
      Managing Director
      Mentor Investment Group, LLC

Terry L. Perkins, TREASURER AND SECRETARY
      Senior Vice President and Treasurer
      Mentor Investment Group, LLC

Michael A. Wade, ASSISTANT TREASURER
      Vice President and Controller
      Mentor Investment Group, LLC

MK#1312

                           Mentor Institutional Trust



                                Mentor Perpetual
                            International Portfolio




                     -------------------------------------
                               SEMI-ANNUAL REPORT
                     -------------------------------------
                                 April 30, 1999










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